Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures. In accordance with the transitional relief under the SEC rules for smaller reporting companies, only two years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,321	$1,321	$328,293	$328,293	$0	$2,124,976
2023	$520,000	$520,000	$396,087	$396,087	$0	$6,338,750

____________

(1)      The amounts reported in column (b) are the amounts of total compensation reported for Jack Ross for 2024 and 2023.

(2)      Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(3)      The amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The Non-PEO NEOs for 2024 were Alfred Baumeler, Jaime Fickett and Stacy Bieber for their non-PEO terms, for 2023 were Alfred Baumeler and Jaime Fickett.

PEO Total Compensation Amount	[1]	$ 1,321	$ 520,000
PEO Actually Paid Compensation Amount	[2]	$ 1,321	520,000
Adjustment To PEO Compensation, Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to derive compensation actually paid to our PEO and non-PEO NEOs are contained in the following table:

	PEO		Non-PEO NEOs
	2024	2023	2024	2023
Total Compensation	$1,321	$520,000	$328,293	$396,087
Equity Adjustments:
Less FV of CY RS	—	—	—	—
Less FV of CY Options	—	—	—	—
Add YE FV of unvested RS	—	—	—	—
Add YE FV of unvested Options	—	—	—	—
Change in FV of PY unvested RS	—	—	—	—
Change in FV of PY unvested Options	—	—	—	—
Add CY Vested RS	—	—	—	—
Add CY Vested Options	—	—	—	—
Add PY Vested RS	—	—	—	—
Add PY Vested Options	—	—	—	—
Actual Compensation	$1,321	$520,000	$328,293	$396,087

Non-PEO NEO Average Total Compensation Amount	[3]	$ 328,293	396,087
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 328,293	396,087
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to derive compensation actually paid to our PEO and non-PEO NEOs are contained in the following table:

	PEO		Non-PEO NEOs
	2024	2023	2024	2023
Total Compensation	$1,321	$520,000	$328,293	$396,087
Equity Adjustments:
Less FV of CY RS	—	—	—	—
Less FV of CY Options	—	—	—	—
Add YE FV of unvested RS	—	—	—	—
Add YE FV of unvested Options	—	—	—	—
Change in FV of PY unvested RS	—	—	—	—
Change in FV of PY unvested Options	—	—	—	—
Add CY Vested RS	—	—	—	—
Add CY Vested Options	—	—	—	—
Add PY Vested RS	—	—	—	—
Add PY Vested Options	—	—	—	—
Actual Compensation	$1,321	$520,000	$328,293	$396,087

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $1,321 and $520,000 for 2024 and 2023, respectively. The average amount of compensation actually paid to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was $328,293 and $396,087 for 2024 and 2023, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $0, or (0%), and $0, or 0%, for 2023-2024 and 2022-2023, respectively. Company TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $1,321 and $520,000 for 2024 and 2023, respectively. The average amount of compensation actually paid to the NEOs, as computed in accordance with Item 402(v) of Regulation S-K, $328,293 and $396,087 for 2024 and 2023, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $2.1 million and $6.3 million for 2024 and 2023, respectively.

Total Shareholder Return Amount		$ 0	0
Net Income (Loss)		$ 2,124,976	$ 6,338,750
PEO Name		Jack Ross	Jack Ross
PEO | Less FV of CY RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Less FV of CY Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add YE FV of unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add YE FV of unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in FV of PY unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in FV of PY unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add CY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add CY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add PY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Add PY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less FV of CY RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less FV of CY Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add YE FV of unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add YE FV of unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in FV of PY unvested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in FV of PY unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add CY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add CY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add PY Vested RS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Add PY Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The amounts reported in column (b) are the amounts of total compensation reported for Jack Ross for 2024 and 2023.
[2]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below).
[3]	The amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The Non-PEO NEOs for 2024 were Alfred Baumeler, Jaime Fickett and Stacy Bieber for their non-PEO terms, for 2023 were Alfred Baumeler and Jaime Fickett.